Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment, Net
Property and equipment, gross	$ 167,384,661	$ 89,961,218
Accumulated depreciation	(47,043,871)	(40,851,751)
Property and equipment, net	120,340,790	49,109,467
Depreciation expense	11,689,846	8,659,092	$ 8,206,163
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	34,835,615	33,760,211
Buildings
Property and Equipment, Net
Property and equipment, gross	92,653,481	18,348,855
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	32,767,551	30,424,438
Motor vehicles
Property and Equipment, Net
Property and equipment, gross	$ 7,128,014	$ 7,427,714